Document and Entity Information Document	Aug. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 27, 2026
Entity Registrant Name	FEDERAL HOME LOAN BANK OF ATLANTA
Entity Central Index Key	0001331465
Entity Incorporation, State or Country Code	X1
Amendment Flag	false
Entity File Number	001-51845
Entity Tax Identification Number	56-6000442
Entity Address, Address Line One	1475 Peachtree Street, NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	888-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false